RELATED PARTY TRANSACTIONS AND BALANCES - Contract liabilities- related parties (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Related Parties
RELATED PARTY TRANSACTIONS AND BALANCES
Contract liabilities	¥ 400,000	$ 57,199	¥ 0